CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest Income	$ 8,244,240,311	$ 10,353,121,006	$ 4,861,512,645
Interest Expense	(3,094,427,693)	(6,590,849,696)	(3,827,249,694)
Net Income from Interest	5,149,812,618	3,762,271,310	1,034,262,951
Fee Income	1,271,266,296	1,190,600,233	1,101,953,875
Fee related Expenses	(179,401,749)	(163,995,347)	(182,824,923)
Net Fee Income	1,091,864,547	1,026,604,886	919,128,952
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	866,960,910	596,449,655	2,292,844,318
Income from Derecognition of Assets Measured at Amortized Cost	205,334,870	91,693,820	4,051,402
Exchange rate differences on foreign currency	154,842,323	1,333,961,415	136,464,335
Other Operating Income	488,418,535	831,336,610	500,385,074
Insurance Business Result	16,029,355	79,141,918	87,268,855
Impairment Charge	(862,799,436)	(415,237,812)	(355,595,908)
Net Operating Income	7,110,463,722	7,306,221,802	4,618,809,979
Personnel Expenses	(1,031,478,806)	(765,351,351)	(657,052,537)
Administrative Expenses	(754,026,392)	(642,891,354)	(608,416,422)
Depreciation Expenses	(188,067,489)	(183,528,111)	(189,044,003)
Other Operating Expenses	(1,260,006,573)	(1,231,597,862)	(862,995,830)
Loss on net monetary position	(2,384,891,465)	(3,306,755,066)	(1,853,855,679)
Operating Income	1,491,992,997	1,176,098,058	447,445,508
Share of profit from Associates and Joint Ventures	719,230,179	6,380,449	(2,992,233)
Income before Taxes from Continuing Operations	2,211,223,176	1,182,478,507	444,453,275
Income Tax from Continuing Operations	(586,613,614)	(448,245,698)	(115,069,558)
Net Income from Continuing Operations	1,624,609,562	734,232,809	329,383,717
Net Income for the Year	1,624,609,562	734,232,809	329,383,717
Net Income for the Year Attributable to parent company´s owners	1,624,744,805	734,238,287	329,383,656
Net Income for the Year Attributable to Non-controlling Interests	(135,243)	(5,478)	61
Earnings per Share
Net Income Attributable to parent company´s owners	1,624,744,805	734,238,287	329,383,656
Net Income Attributable to parent company´s owners Adjusted by dilution effects	$ 1,624,744,805	$ 734,238,287	$ 329,383,656
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,483,089	1,474,692	1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,483,089	1,474,692	1,474,692
Basic Earnings per Share (in ars per share)	$ 1,095.51	$ 497.89	$ 223.36
Diluted Earnings per Share (in ars per shares)	$ 1,095.51	$ 497.89	$ 223.36